Right of Use Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Additions to right of use assets	₺ 1,692,693	₺ 1,791,823
Interest expense on lease liabilities	359,240	289,718
Depreciation recognized In Cost Of Revenue	₺ 1,275,248	₺ 1,093,547